Goodwill and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Buy [Member]	Dec. 31, 2011 Buy [Member]	Dec. 31, 2012 Watch [Member]	Dec. 31, 2011 Watch [Member]	Dec. 31, 2012 Expositions [Member]	Dec. 31, 2010 Expositions [Member]
Goodwill [Line Items]
Balance beginning	$ 7,155	$ 7,096	$ 3,055	$ 2,990	$ 3,540	$ 3,546	$ 560	$ 560
Acquisitions, divestitures and other adjustments	136	123	14	123	117		5
Effect of foreign currency translation	61	(64)	57	(58)	4	(6)
Balance ending	7,352	7,155	3,126	3,055	3,661	3,540	565	560
Cumulative Impairments	$ 378				$ 376		$ 2